Summary of Significant Accounting Policies (Details)	1 Months Ended		12 Months Ended
	May 31, 2019	Nov. 30, 2017	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 14, 2023 USD ($)	Aug. 04, 2022
Summary of Significant Accounting Policies [Line Items]
Ownership interest percentage	0.98%	1.50%	37.81%	37.81%
Percent of note payable								50.00%	50.00%
Deposit for note issuance			$ 1,976,675				¥ 14,034,196	$ 205,637
Restricted cash								$ 700,000
Escrowed fund balance					$ 700,094
Long-term investments			(365,721)		14,072	$ 41,925
Impairment charges			1,450,381		979,426
Deferred government grants			380,164		3,048,035	458,182
Deferred government			$ 2,816,941		2,871,665
Q&A session fees description			The Q&A session is usually provided by chosen Mentors or Experts within a course of a 72-hour period. The Company charges 30% of the Q&A fees as a facilitator of online services. The Q&A fees are allocated to the Company and chosen Mentors or Experts automatically by the APP on a 30%/70% split upon completion of Q&A sessions. The Company recognizes this online service fees as revenue at completion of Q&A sessions on a net basis, i.e., in the amount of 30% of allocated Q&A fees, as the Company merely provides a platform for its Users and is not the primary obligor of the Q&A session, neither has risks and rewards as principal.	The Q&A session is usually provided by chosen Mentors or Experts within a course of a 72-hour period. The Company charges 30% of the Q&A fees as a facilitator of online services. The Q&A fees are allocated to the Company and chosen Mentors or Experts automatically by the APP on a 30%/70% split upon completion of Q&A sessions. The Company recognizes this online service fees as revenue at completion of Q&A sessions on a net basis, i.e., in the amount of 30% of allocated Q&A fees, as the Company merely provides a platform for its Users and is not the primary obligor of the Q&A session, neither has risks and rewards as principal.
Annual rate (in Yuan Renminbi) | ¥				¥ 299
Revenue			$ 341,528		170,061	253,157
Impairments charges for intangible assets			57,172,626		38,299,090	2,063,296
Service costs			281,030		1,176,956	1,823,358
Aggregate deposits (in Yuan Renminbi) | ¥							¥ 500,000
Revenue			57,453,656		39,476,046	3,886,654
Electrolytic Copper [Member]
Summary of Significant Accounting Policies [Line Items]
Cost of goods sold			1,976,675		$ 1,938,374
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Account receivable			$ 8,016,322
Land use rights, useful lives			40 years	40 years
Estimated useful lives			5 years				5 years
Price per share relating to course of program (in Yuan Renminbi per share) | ¥ / shares							¥ 9.9
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Land use rights, useful lives					50 years
Estimated useful lives			10 years				10 years
Price per share relating to course of program (in Yuan Renminbi per share) | ¥ / shares							¥ 299
Inventories [Member]
Summary of Significant Accounting Policies [Line Items]
Allowance amount
Guizhou New Energy [Member]`
Summary of Significant Accounting Policies [Line Items]
Ownership interest percentage			49.00%	49.00%	37.81%
GMB Culture [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest percentage			49.00%	49.00%	49.00%
Shidong Cloud [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest percentage			25.00%	25.00%	25.00%
Shidong Trading [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest percentage			40.00%	40.00%	40.00%
GMB (Beijing) [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest percentage					49.00%
Client One [Member]
Summary of Significant Accounting Policies [Line Items]
Account receivable			$ 2,008,773
Allowance amount			7,238,819		$ 2,711,158
Revenue			$ 16,977,973		$ 10,837,501	$ 2,000,483
Total revenues, percentage			38.00%		28.00%	27.00%	38.00%
Accounts receivable interest rate			22.00%				22.00%
Account receivable, percentage					12.00%
Client One [Member] | Electrolytic Copper [Member]
Summary of Significant Accounting Policies [Line Items]
Account receivable					$ 1,549,436
Client One [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Account receivable					8,047,527
Client Two [Member]
Summary of Significant Accounting Policies [Line Items]
Account receivable			$ 1,932,857
Revenue			$ 11,100,114		$ 7,449,250
Total revenues, percentage			25.00%		19.00%		25.00%
Accounts receivable interest rate			22.00%				22.00%
Client Three [Member]
Summary of Significant Accounting Policies [Line Items]
Account receivable			$ 1,884,206
Revenue			$ 4,766,496		$ 7,358,181
Total revenues, percentage			11.00%		19.00%		11.00%
Accounts receivable interest rate			21.00%				21.00%
Client Four [Member]
Summary of Significant Accounting Policies [Line Items]
Account receivable			$ 1,340,182
Revenue					$ 7,193,849
Total revenues, percentage					20.00%
Accounts receivable interest rate			15.00%				15.00%
Guizhou New Energy [Member]`
Summary of Significant Accounting Policies [Line Items]
Equity interest percentage			39.35%				39.35%